Loans - Summary of Impaired Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no allowance recorded	$ 2,515	$ 2,022
Unpaid Principal Balance	2,533	6,189
Recorded Investment, With no allowance recorded	928	2,022
Recorded Investment	946	4,623
Unpaid Principal Balance, With an allowance recorded	18	4,167
Recorded Investment, With an allowance recorded	18	2,601
Allowance for Loan Losses Allocated	18	548
Average Recorded Investment, With no allowance recorded	683	2,023
Average Recorded Investment, With an allowance recorded	1,305	2,601
Average Recorded Investment	1,988	4,624
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no allowance recorded	93
Recorded Investment, With no allowance recorded	93
Unpaid Principal Balance, With an allowance recorded	18
Recorded Investment, With an allowance recorded	18
Allowance for Loan Losses Allocated	18
Average Recorded Investment, With no allowance recorded	2
Average Recorded Investment, With an allowance recorded	53
Commercial Real Estate Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no allowance recorded	2,422	1,986
Recorded Investment, With no allowance recorded	835	1,986
Unpaid Principal Balance, With an allowance recorded		2,480
Recorded Investment, With an allowance recorded		1,375
Allowance for Loan Losses Allocated		455
Average Recorded Investment, With no allowance recorded	587	1,986
Average Recorded Investment, With an allowance recorded	893	1,375
Real Estate Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no allowance recorded		36
Recorded Investment, With no allowance recorded		36
Unpaid Principal Balance, With an allowance recorded		1,687
Recorded Investment, With an allowance recorded		1,226
Allowance for Loan Losses Allocated		93
Average Recorded Investment, With no allowance recorded	94	37
Average Recorded Investment, With an allowance recorded	$ 359	$ 1,226